CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Loss for the year	$ (5,209)	$ (5,486)	$ (7,108)
Adjustment for items not affecting cash:
Amortization, depletion and impairment losses	2,628	4,493	4,189
Stock based compensation	8	188	771
Non-cash financing expenses	530	961	661
Non-cash foreign exchange on financial contract liability	(474)	(212)	594
Miscellaneous non-cash items	(25)	0	6
Loss on disposal of E&E assets	0	175	0
Change in fair value of warrant liability	0	0	(754)
Change in fair value of derivative liability	(153)	(1,073)	(2,245)
Loss on debt extinguishment	918	0	1,398
(Gain) loss on financial contract liability	0	(63)	3,348
Cash flows from (used in) operations	(1,777)	(1,017)	860
Changes in operating working capital	219	667	204
Total Cash Flows from (used in) Operating Activities	(1,558)	(350)	1,064
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Deposits	34	48	2
E&E expenditures	(7)	(2)	(106)
Additions to property and equipment	(449)	(528)	(5,632)
Proceeds from sale of E&E assets	0	84	0
Reclamation expenditures	(3)	(53)	0
Changes in investing working capital	32	178	(2,289)
Total Cash Flows used in Investing Activities	(393)	(273)	(8,025)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Repayment of bank credit facility	0	(147)	(1,807)
Advance of loans from related parties	450	350	7,500
Repayment of loans from related parties	0	(300)	0
Shares issued on exercise of warrants and options	0	0	23
Shares issued for cash, net of share issue costs	2,332	884	0
Changes in financing working capital	38	(61)	68
Total Cash Flows from Financing Activities	2,820	726	5,784
CHANGE IN CASH AND CASH EQUIVALENTS	869	103	(1,177)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	141	38	1,215
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 1,010	$ 141	$ 38